INCOME TAX (Schedule of Income Tax Expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Current:
Federal
Deferred taxes (benefit):
Federal	(108,000)	(247,000)
State	(51,000)	(108,000)
Income tax provision (benefit)	$ (159,000)	$ (355,000)